SCHEDULE OF REPAYMENTS OF BANK LOANS (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Debt Disclosure [Abstract]
2026	$ 3,031,411
2027	430,331
2028	222,375
Total	$ 3,684,117	$ 4,058,207